Shareholders' equity - Movements in AGA (Details)													12 Months Ended
	Dec. 15, 2025 EUR (€) EquityInstruments	Sep. 30, 2025 EUR (€) EquityInstruments	Sep. 26, 2025 EUR (€) EquityInstruments	Jan. 17, 2025 EUR (€) EquityInstruments	Jan. 06, 2025 EUR (€) EquityInstruments	Dec. 13, 2024 EquityInstruments	Mar. 25, 2024 EquityInstruments	Mar. 25, 2024 shares	Dec. 15, 2023 EUR (€) EquityInstruments	May 25, 2023 EUR (€) EquityInstruments	Dec. 08, 2021 EUR (€) EquityInstruments	Apr. 16, 2021 EUR (€) EquityInstruments	Dec. 31, 2025 EquityInstruments EUR (€)	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 shares
Shareholders' equity
Outstanding, Beginning balance														1,410,814		790,600
Issued																1,060,000
Vested																(363,000)
Forfeited / Lapsed																(76,786)
Outstanding, Ending balance													0			1,410,814
Bonus share award plans (AGA)
Shareholders' equity
Outstanding, Beginning balance													525,000	1,410,814
Issued													12,425,199	300,000
Vested													(907,756)	(1,074,013)
Forfeited / Lapsed													(5,093,932)	(111,801)
Outstanding, Ending balance													6,948,511	525,000		1,410,814		1,410,814
Expense from share-based payment transactions | €															€ 3,293,000		€ 3,020,000
AGA - Plan 2021 - 1
Shareholders' equity
Fair value per instrument at grant date | €												€ 11.3
Outstanding, Beginning balance														297,599		340,800
Issued												466,000
Vested														(296,166)
Forfeited / Lapsed														(1,433)		(43,201)
Outstanding, Ending balance																297,599
AGA - Plan 2021 - 1 | Based on Non-Market Condition
Shareholders' equity
Forfeited / Lapsed | shares																		(13,719)
AGA - Plan 2021 - 1 | Based on Market Condition
Shareholders' equity
Forfeited / Lapsed | shares																		(20,550)
AGA - Plan 2021 - 1 | Departure of employees
Shareholders' equity
Forfeited / Lapsed | shares																		(8,932)
AGA - Plan 2021 - 1 | Maximum
Shareholders' equity
Fair value per instrument at grant date | €												€ 11.3
AGA - Plan 2021 - 1 | Minimum
Shareholders' equity
Fair value per instrument at grant date | €												€ 9.8
AGA - Plan 2021 - bis
Shareholders' equity
Fair value per instrument at grant date | €											€ 12.2
Outstanding, Beginning balance														65,215		76,800
Issued											123,000
Vested														(65,215)
Forfeited / Lapsed																(11,585)
Outstanding, Ending balance																65,215
AGA - Plan 2021 - bis | Based on Non-Market Condition
Shareholders' equity
Forfeited / Lapsed | shares																		(3,035)
AGA - Plan 2021 - bis | Based on Market Condition
Shareholders' equity
Forfeited / Lapsed | shares																		(4,550)
AGA - Plan 2021 - bis | Departure of employees
Shareholders' equity
Forfeited / Lapsed | shares																		(4,000)
AGA - Plan 2021 - bis | Maximum
Shareholders' equity
Fair value per instrument at grant date | €											€ 12.2
AGA - Plan 2021 - bis | Minimum
Shareholders' equity
Fair value per instrument at grant date | €											11.4
AGA 2022
Shareholders' equity
Fair value per instrument at grant date | €											€ 4.18
Outstanding, Beginning balance																373,000
Vested																(363,000)		(363,000)
Forfeited / Lapsed																(10,000)
AGA 2022 | Departure of employees
Shareholders' equity
Forfeited / Lapsed | shares																		(10,000)
AGA 2023-1
Shareholders' equity
Fair value per instrument at grant date | €										€ 2.6
Outstanding, Beginning balance													525,000	300,000
Issued										600,000				300,000		300,000		300,000
Forfeited / Lapsed													(139,294)	(75,000)
Outstanding, Ending balance													385,706	525,000		300,000
AGA 2023-1 | Frederic Cren
Shareholders' equity
Issued							300,000							300,000
AGA 2023-2
Shareholders' equity
Fair value per instrument at grant date | €									€ 3.9
Outstanding, Beginning balance														748,000
Issued									760,000							760,000		760,000
Vested														(712,632)
Forfeited / Lapsed														(35,368)		(12,000)
Outstanding, Ending balance																748,000
AGA 2023-2 | Departure of employees
Shareholders' equity
Forfeited / Lapsed | shares																		(12,000)
AGA 2024-1 (Tr1 - Tr2 - Tr3)
Shareholders' equity
Fair value per instrument at grant date | €					€ 2.3
Issued					800,000								800,000
Vested													(266,667)
Forfeited / Lapsed													(256,483)
Outstanding, Ending balance													276,850
AGA 2024-1 (Tr1 - Tr2 - Tr3) | Frederic Cren
Shareholders' equity
Issued						800,000
AGA 2024-2 (Tr1 - Tr2 - Tr3)
Shareholders' equity
Fair value per instrument at grant date | €					€ 2.3
Issued					800,000								800,000
Vested													(145,388)
Forfeited / Lapsed													(541,433)
Outstanding, Ending balance													113,179
AGA 2024-3 (Tr1 - Tr2 - Tr3)
Shareholders' equity
Fair value per instrument at grant date | €					€ 2.3
Issued					1,577,000	1,577,000							1,577,000
Vested													(495,701)
Forfeited / Lapsed													(106,256)
Outstanding, Ending balance													975,043
AGA 2024-4 (Tr1 - Tr2 - Tr3)
Shareholders' equity
Fair value per instrument at grant date | €				€ 2.3
Issued				113,000		113,000							113,000
Outstanding, Ending balance													113,000
AGA 2025-1 (Tr1 - Tr2 - Tr3)
Shareholders' equity
Issued		3,065,366											3,065,366
Forfeited / Lapsed													(1,476,703)
Outstanding, Ending balance													1,588,663
AGA 2025-1 (Tr1 - Tr2 - Tr3) | Maximum
Shareholders' equity
Fair value per instrument at grant date | €		€ 4.92
AGA 2025-1 (Tr1 - Tr2 - Tr3) | Minimum
Shareholders' equity
Fair value per instrument at grant date | €		€ 3.67
AGA 2025-1 (Tr1 - Tr2 - Tr3) | Frederic Cren
Shareholders' equity
Issued		6,158,699
AGA 2025-1 (Tr4)
Shareholders' equity
Issued		3,093,333											3,093,333
Forfeited / Lapsed													(2,463,263)
Outstanding, Ending balance													630,070
AGA 2025-1 (Tr4) | Maximum
Shareholders' equity
Fair value per instrument at grant date | €		€ 4.76
AGA 2025-1 (Tr4) | Minimum
Shareholders' equity
Fair value per instrument at grant date | €		€ 3.61
AGA 2025-2
Shareholders' equity
Fair value per instrument at grant date | €			€ 4.95
Issued			2,370,500										2,370,500
Forfeited / Lapsed													(72,500)
Outstanding, Ending balance													2,298,000
AGA 2025-3
Shareholders' equity
Fair value per instrument at grant date | €			€ 4.95
Issued			38,000										38,000
Forfeited / Lapsed													(38,000)
AGA 2025-4
Shareholders' equity
Fair value per instrument at grant date | €	€ 3.79
Issued	68,000												68,000
Outstanding, Ending balance													68,000
AGA 2025-5
Shareholders' equity
Fair value per instrument at grant date | €	€ 3.79
Issued	500,000												500,000
Outstanding, Ending balance													500,000
PAGUP 2023
Shareholders' equity
Fair value per instrument at grant date | €										€ 2.6
Outstanding, Beginning balance														300,000
Issued										300,000						300,000
Outstanding, Ending balance																300,000
Expense from share-based payment transactions | €															€ 50,000		€ 122,000
PAGUP 2023 | Frederic Cren
Shareholders' equity
Issued								300,000		300,000
Forfeited / Lapsed							(300,000)	(300,000)						(300,000)